Income tax provision - Summary of specification of deferred tax (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	22.00%	22.00%	22.00%
Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	22.00%
Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	5.00%